ACCRUED WARRANTY COSTS	12 Months Ended
Dec. 31, 2012
ACCRUED WARRANTY COSTS
ACCRUED WARRANTY COSTS

12.            ACCRUED WARRANTY COSTS

The movement of the Company’s accrued warranty costs is summarized below:

	For the year ended December 31,
	2010	2011	2012
	$	$	$
Beginning balance	21,023,381	38,710,874	58,810,186
Warranty provision	17,895,942	21,939,223	12,467,698
Warranty costs incurred	(208,449)	(1,839,911)	(5,497,865)
Ending balance	38,710,874	58,810,186	65,780,019